Shareholder Report, Average Annual Return (Details)		12 Months Ended	22 Months Ended
	Dec. 21, 2022	Oct. 31, 2024	Oct. 31, 2024
C000240238
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PMV Adaptive Risk Parity ETF
Without Sales Load [Member] | C000240238
Average Annual Return [Line Items]
Average Annual Return, Percent		17.57%	8.67%
Wilshire Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Bond Index (TR) (USD)
Average Annual Return, Percent		12.29%	3.70%
Wilshire Risk Parity - 10% Target Volatility Index (PR)(USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Risk Parity - 10% Target Volatility Index (PR)(USD)
Average Annual Return, Percent		17.28%	8.78%